Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Trading loans, securities, and other1
Trading loans, securities, and other	$ 231,680	$ 220,136
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,095	7,395
Derivatives
Derivatives	74,835	82,972
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,299	6,986
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	128,612	126,369
Securities purchased under reverse repurchase agreements	220,120	247,078
FINANCIAL LIABILITIES
Trading deposits	39,308	37,882
Derivatives
Derivatives	74,532	79,356
Securitization liabilities at fair value	26,028	25,283
Financial liabilities designated at fair value through profit or loss	222,503	197,635
Obligations related to securities sold short	42,293	43,795
Obligations related to securities sold under repurchase agreements	218,392	221,150
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	231,680	220,136
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,095	7,395
Derivatives
Derivatives	74,835	82,972
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,299	6,986
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	128,612	126,369
Securities purchased under reverse repurchase agreements	6,901	7,574
FINANCIAL LIABILITIES
Trading deposits	39,308	37,882
Derivatives
Derivatives	74,532	79,356
Securitization liabilities at fair value	26,028	25,283
Financial liabilities designated at fair value through profit or loss	222,503	197,635
Obligations related to securities sold short	42,293	43,795
Obligations related to securities sold under repurchase agreements	11,106	11,557
Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	92,611	87,909
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,335	3,047
Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	30,540	30,032
Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	33,246	34,967
Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	1
Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,314	7,051
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,299	6,986
Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	781	344
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	393	288
Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	9,766	11,004
Derivatives
Derivatives	9,855	9,654
Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	40,990	53,609
Derivatives
Derivatives	33,582	42,525
Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	87	44
Derivatives
Derivatives	378	440
Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	16,484	12,696
Derivatives
Derivatives	23,677	19,683
Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	7,508	5,619
Derivatives
Derivatives	7,040	7,054
Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,090	8,767
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,139	15,891
Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,939	4,537
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	21,013	21,080
United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	28,531	23,784
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	54,465	54,492
Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,691	6,101
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,335	7,875
Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	794	768
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,840	1,896
Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,631	6,762
Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,607	16,508
Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,327	8,709
Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,765	13,091
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	132,343	129,307
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	536	465
Derivatives
Derivatives	1,026	950
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,817	2,087
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	0	0
Derivatives
Derivatives	1,269	836
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Obligations related to securities sold short	13,866	15,342
Obligations related to securities sold under repurchase agreements	0	0
Level 1 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	92,306	87,713
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,188	1,136
Level 1 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	31,805	33,446
Level 1 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	536	465
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 1 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	6	6
Derivatives
Derivatives	4	6
Level 1 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	106	30
Derivatives
Derivatives	75	24
Level 1 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	179	162
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	735	752
Derivatives
Derivatives	1,190	806
Level 1 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	3,767	4,892
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	129	100
Level 1 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	4,276	2,973
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	500	851
Level 1 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	189	283
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	98,838	90,737
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,029	5,363
Derivatives
Derivatives	73,733	82,011
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,299	6,986
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	124,652	122,371
Securities purchased under reverse repurchase agreements	6,901	7,574
FINANCIAL LIABILITIES
Trading deposits	39,150	37,609
Derivatives
Derivatives	73,038	78,229
Securitization liabilities at fair value	26,028	25,283
Financial liabilities designated at fair value through profit or loss	222,499	197,633
Obligations related to securities sold short	28,427	28,453
Obligations related to securities sold under repurchase agreements	11,106	11,557
Level 2 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	280	171
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4	0
Level 2 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	30,114	30,032
Level 2 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,441	1,521
Level 2 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	1
Level 2 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,249	5,019
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	7,299	6,986
Level 2 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	780	344
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	393	288
Level 2 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	9,749	10,990
Derivatives
Derivatives	9,763	9,572
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	40,883	53,576
Derivatives
Derivatives	33,505	42,496
Level 2 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	87	44
Derivatives
Derivatives	378	440
Level 2 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	16,305	12,534
Derivatives
Derivatives	23,570	19,528
Level 2 of fair value hierarchy [member] | Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	6,709	4,867
Derivatives
Derivatives	5,822	6,193
Level 2 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	4,323	3,875
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,010	15,791
Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,939	4,537
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	21,013	21,080
Level 2 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	24,255	20,811
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	53,965	53,641
Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,502	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,335	7,875
Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	794	768
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,840	1,896
Level 2 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,583	6,695
Level 2 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,607	16,508
Level 2 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,327	8,709
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,765	13,091
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	499	92
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,530	1,567
Derivatives
Derivatives	76	11
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,143	1,911
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	158	273
Derivatives
Derivatives	225	291
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	4	2
Obligations related to securities sold short	0	0
Obligations related to securities sold under repurchase agreements	0	0
Level 3 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	25	25
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,143	1,911
Level 3 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	426	0
Level 3 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,529	1,567
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	11	8
Derivatives
Derivatives	88	76
Level 3 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	1	3
Derivatives
Derivatives	2	5
Level 3 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 3 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	107	155
Level 3 of fair value hierarchy [member] | Commodity and other contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	64	0
Derivatives
Derivatives	28	55
Level 3 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	48	67
Level 3 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 0	$ 0